Bingham McCutchen LLP

2020 K Street NW

Washington, DC 20006

Tel: 202.373.6000

Fax: 202.373.6001

www.bingham.com

January 11, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	WisdomTree Trust (File Nos. 333-132380 and 811-21864)
Filing Pursuant to Rule 485(b)

Ladies and Gentlemen:

On behalf of our client, WisdomTree Trust (the “Trust”), we are filing, pursuant to Rule 485(b) under the Securities Act of 1933 and under the Investment Company Act of 1940, Post-Effective Amendment No. 144 to the Trust’s Registration Statement on Form N-1A, together with all exhibits thereto (“PEA No. 144”). The purpose of PEA No. 144 is to: (i) incorporate comments received from the Staff to the Trust’s Post-Effective Amendment No. 137 filed on October 26, 2012; and (ii) make other non-material changes to the Prospectus and Statement of Additional Information for the Trust’s Global Corporate Bond Fund.

I hereby certify that PEA No. 144 does not contain disclosure that renders it ineligible to be filed under Rule 485(b).

Please direct any questions or comments you may have to my attention at the address listed above. In addition, please feel free to contact me at 202.373.6799 with your questions or comments.

Sincerely,

/s/ W. John McGuire
W. John McGuire